Derivative Instruments - Additional Information (Detail) - USD ($) $ in Millions	1 Months Ended	12 Months Ended
	Aug. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Derivative [Line Items]
Amount of collateral posted related to derivative instruments with credit-risk-related contingent features		$ 66	$ 170
Not Designated as Hedging Instrument [Member]
Derivative [Line Items]
Aggregate fair value of derivative instruments with credit-risk-related contingent features for which a net liability position existed, net of collateral		1,100	1,400
Not Designated as Hedging Instrument [Member] | Cash Payments Related To Interest Rate Swap Agreements [Member]
Derivative [Line Items]
Total cash payments for settled interest-rate swaps		92	$ 112
Not Designated as Hedging Instrument [Member] | Interest-Rate Swap 3 [Member]
Derivative [Line Items]
Notional principal amount of interest-rate swap	$ 200	100
Not Designated as Hedging Instrument [Member] | Interest-Rate Swap 3 [Member] | Cash Payments To Amend Interest Rate Swap Agreements [Member]
Derivative [Line Items]
Total cash payments for settled interest-rate swaps	$ 10
Not Designated as Hedging Instrument [Member] | Interest Rate Swaps 1 Through 5 [Member]
Derivative [Line Items]
Notional principal amount of interest-rate swap		1,600
Western Gas Partners LP [Member] | Not Designated as Hedging Instrument [Member] | Interest Rate Swaps 6 Through 8 [Member]
Derivative [Line Items]
Notional principal amount of interest-rate swap		$ 750